Common Stock (Tables)	12 Months Ended
Feb. 28, 2026
Schedule of purchase warrants

	Number of Warrants	Weighted Average Exercise Price
Balance, February 28, 2025	5,288,316	$1.56
Exercised	(1,149,743)	1.50
Exercised	(150,000)	1.88
Issued	3,000,000	1.65
Issued	1,000,000	2.15
Expired	(28,312)	8.22
Issued	300,000	1.65
Adjustment to Exercise Price	25,333	1.50
Expired	(10,000)	6.70
Balance, February 28, 2026	8,275,594	$1.64

Schedule of share purchase warrants outstanding and exercisable

	Number of Warrants	Remaining Contractual
Exercise Price	Outstanding	Life (Years)	Expiry Date
1.50	3,975,594	3.82	December 23, 2029
1.65	3,000,000	1.14	April 20, 2027
2.15	1,000,000	1.14	April 20, 2027
1.65	300,000	1.16	April 27, 2027
1.64	8,275,594

Schedule of stock option activity

	Number of Stock Options	Exercise Price
Balance, February 28, 2025	6,039,100	$4.18
Cancelled/Forfeited	—	—
Balance, February 28, 2026	6,039,100	$4.18

Schedule of unvested restricted stock

	Number of Unvested	Weighted Average
	Stock Options	Grant Date Fair Value
Balance, February 28, 2025	2,303,300	$5.16
Vested – July 28, 2025	(529,700)	$4.58
Vested – December 28, 2025	(714,200)	$6.46
Balance, February 28, 2026	1,059,400	$4.58

Schedule of stock options

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at February 28, 2026	Exercise Price	Weighted Average Remaining Contractual Term (Years)	Exercisable at February 28, 2026	Exercise Price	Weighted Average Remaining Contractual Term (Years)

$3.00 to $4.00	3,390,600	$3.84	0.83	3,390,600	$3.84	0.83
$4.00 to $5.00	2,648,500	$4.62	2.41	1,589,100	$4.62	2.41
	6,039,100			4,979,700

Individuals 40 [Member]
Schedule of valuation assumptions

	February 28, 2026	February 28, 2025
Expected Risk-Free Interest Rate	1.06%	1.06%
Expected Volatility	15.27%	15.27%
Expected Life in Years	0.83	1.83
Expected Dividend Yield	—	—
Weighted-Average Grant Date Fair Value	$6.46	$6.46

Individuals 22 [Member]
Schedule of valuation assumptions

	February 28, 2026	February 28, 2025
Expected Risk-Free Interest Rate	5.37%	5.37%
Expected Volatility	25.48%	25.48%
Expected Life in Years	2.41	3.41
Expected Dividend Yield	—	—
Weighted-Average Grant Date Fair Value	$4.58	$4.58